Related Party Transactions		3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 — Related Party Transactions

Founder Shares

On June 30, 2020, the Sponsor purchased 2,875,000 shares of the Company's Class B common stock, par value $0.0001 per share, (the "Founder Shares") for an aggregate price of $25,000. On July 24, 2020, the Sponsor transferred 30,000 Founder Shares to each of its independent director nominees at their original per-share purchase price, for an aggregate of 90,000 Founder Shares transferred. On August 11, 2020, the Company effected a 1:1.05 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 2,928,750 Founder Shares and there being an aggregate of 3,018,750 Founder Shares outstanding. All shares and the associated amounts have been retroactively restated to reflect the aforementioned stock split. The Sponsor has agreed to forfeit up to 393,750 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the over-allotment option is not exercised in full by the underwriters so that the Founder Shares will represent 20.0% of the Company's issued and outstanding shares of common stock after the Proposed Public Offering (excluding the Private Placement Shares).

The Sponsor has agreed to purchase an aggregate of 410,000 Private Placement Shares (or 441,500 Private Placement Shares if the underwriters' over-allotment option is exercised in full), at a price of $10.00 per Private Placement Share ($4,100,000 in the aggregate, or $4,415,000 if the underwriters' over-allotment option is exercised in full) in a private placement that will occur simultaneously with the closing of the Proposed Public Offering.

The Initial Stockholders has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares or Private Placement Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination and (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after our initial Business Combination that results in all of the Company's stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances. Any permitted transferees will be subject to the same restrictions and other agreements of the Initial Stockholders with respect to any Founder Shares or Private Placement Shares. Notwithstanding the foregoing, if (1) the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company's stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares and Private Placement Shares will be released from the lock-up.

Related Party Loans

On June 30, 2020, the Sponsor agreed to loan the Company an aggregate of up to $200,000 to cover expenses related to the Proposed Public Offering pursuant to a promissory note (the "Note"). This loan is non-interest bearing and payable on the earlier of December 31, 2020 or the completion of the Proposed Public Offering. As of June 30, 2020, the Company has not borrowed any amount under the Note. Subsequent to June 30, 2020, the Company received $200,000 in loan proceeds under the Note.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company's officers and directors may, but are not obligated to, loan the Company funds as may be required ("Working Capital Loans"). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender's discretion, up to $1.5 million of such Working Capital Loans may be convertible into shares of Class A Common Stock of the post Business Combination entity at a price of $10.00 per share. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.

Private Placement of Common Stock in connection with initial Business Combination

The Sponsor has indicated an interest to purchase $25.0 million of the Company's Class A Common Stock in a private placement that would occur concurrently with the consummation of the initial Business Combination. The funds from such private placement would be used as part of the consideration to the sellers in the initial Business Combination, and any excess funds from such private placement would be used for working capital in the post-transaction company. However, because indications of interest are not binding agreements or commitments to purchase, the Sponsor may determine not to purchase any such shares, or to purchase fewer shares than it indicated an interest in purchasing. Furthermore, the Company is not under any obligation to sell any such shares.

Administrative Services Agreement

The Company has entered into an agreement that provides that, commencing on the date that the Company's securities are first listed on Nasdaq and continuing until the earlier of the Company's consummation of a Business Combination and the Company's liquidation, the Company will pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company's management team.

The Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company's behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company's audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or their affiliates.

Note 4 — Related Party Transactions

Founder Shares and Private Placement Shares

On June 30, 2020, the Sponsor purchased 2,875,000 shares of the Company's Class B common stock, par value $0.0001 per share, (the "Founder Shares") for an aggregate price of $25,000. On July 24, 2020, the Sponsor transferred 30,000 Founder Shares to each of its independent director nominees at their original per-share purchase price, for an aggregate of 90,000 Founder Shares transferred. On August 11, 2020, the Company effected a 1:1.05 stock split of the Class B common stock, resulting in the Sponsor holding an aggregate of 2,928,750 Founder Shares and there being an aggregate of 3,018,750 Founder Shares outstanding. All shares and the associated amounts have been retroactively restated to reflect the aforementioned stock split. The Sponsor agreed to forfeit up to 393,750 Founder Shares to the extent that the over-allotment option is not exercised in full by the underwriter, so that the Founder Shares would represent 20.0% of the Company's issued and outstanding shares of common stock after the Initial Public Offering (excluding the Private Placement Shares). On August 14, 2020, the underwriter exercised the over-allotment option; thus, these Founder Shares were no longer subject to forfeiture.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 441,500 Private Placement Shares, at a price of $10.00 per Private Placement Share to the Sponsor, generating proceeds of approximately $4.4 million.

The Initial Stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares or Private Placement Shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination and (ii) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction after the initial Business Combination that results in all of the Company's stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances. Any permitted transferees will be subject to the same restrictions and other agreements of the Initial Stockholders with respect to any Founder Shares or Private Placement Shares. Notwithstanding the foregoing, if (1) the closing price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company's stockholders having the right to exchange their shares for cash, securities or other property, the Founder Shares and Private Placement Shares will be released from the lock-up.

Related Party Loans

On June 30, 2020, the Sponsor agreed to loan the Company an aggregate of up to $200,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the "Note"). This loan is non-interest bearing and payable upon the completion of the Initial Public Offering. The Company borrowed $200,000 under the Note, and fully repaid it on August 14, 2020.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company's officers and directors may, but are not obligated to, loan the Company funds as may be required ("Working Capital Loans"). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender's discretion, up to $1.5 million of such Working Capital Loans may be convertible into shares of Class A Common Stock of the post Business Combination entity at a price of $10.00 per share. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. To date, the Company had no borrowings under the Working Capital Loans.

Private Placement of Common Stock in connection with initial Business Combination

The Sponsor has indicated an interest to purchase $25.0 million of the Company's Class A Common Stock in a private placement that would occur concurrently with the consummation of the initial Business Combination. The funds from such private placement would be used as part of the consideration to the sellers in the initial Business Combination, and any excess funds from such private placement would be used for working capital in the post-transaction company. However, because indications of interest are not binding agreements or commitments to purchase, the Sponsor may determine not to purchase any such shares, or to purchase fewer shares than it indicated an interest in purchasing. Furthermore, the Company is not under any obligation to sell any such shares.

Administrative Services Agreement

The Company has entered into an agreement that provides that, commencing on the date that the Company's securities are first listed on Nasdaq and continuing until the earlier of the Company's consummation of a Business Combination and the Company's liquidation, the Company will pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company's management team. The Company incurred approximately $20,000 in administrative expenses under the agreement, which is recognized in the accompanying unaudited condensed statements of operations for both the three months ended September 30, 2020 and for the period from June 25, 2020 (inception) through September 30, 2020 within general and administrative expense.

The Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company's behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The Company's audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers or directors, or their affiliates.

Proposed Business Combination

In connection with the execution of the Merger Agreement, the Sponsor entered into a subscription agreement to purchase 1,500,000 shares of Class A Common Stock at a purchase price of $10 per share in a private placement that would occur concurrently with the closing of the Merger (the "Closing"). In addition, the Initial Stockholders entered into the Parent Support Agreement in which they agreed to vote, at any meeting of the stockholders of the Company, and in any action by written consent of the stockholders of the Company, all of such holders' Class A common stock and Class B common stock (i) in favor of the Merger Agreement, each of the Parent Proposals (as defined in the Merger Agreement) and the transactions contemplated by the Merger Agreement and the Parent Support Agreement, and (ii) in favor of any other matter reasonably necessary to the consummation of the transactions contemplated by the Merger Agreement and the approval of the Parent Proposals. Also, in connection with the Closing, the Sponsor and certain other stockholders will enter into a Voting Agreement with the Company and the Initial Stockholders and certain other stockholders will enter into a Registration Rights Agreement with the Company. See Note 7 for a discussion of certain agreements entered into, or to be entered into, in connection with the execution of the Merger Agreement.